Non-operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Non-operating Expenses
Non-Operating Expenses - Schedule of Non-Operating Expenses

Non-operating expenses consisted of the following:

	12 months ended December 31,
USD'000	2021	2020	2019
Foreign exchange losses	2,893	2,195	2,401
Financial charges	202	104	341
Interest expense	1,431	685	643
Other components of defined benefit plans, net	(78)	248	132
Impairment of equity securities at cost	—	7,000	—
Other	307	847	153
Total non-operating expenses	4,755	11,079	3,670